UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

LDR Real Estate Value-Opportunity Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 LDR Real Estate Value-Opportunity Fund Institutional Class Shares (ticker: HLRRX )

This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$294	6.13%¹
[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Starwood Property Trust, Inc.	6.28%
Elme Communities	6.20%
Vertiv Holdings Co.	5.91%
Kite Realty Group Trust	5.77%
Equinix, Inc.	5.68%
CTO Realty Growth, Inc.	5.62%
UMH Properties, Inc.	5.45%
Healthpeak Properties, Inc.	5.38%
Vici Properties, Inc.	5.28%
Digital Realty Trust, Inc.	5.26%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrfunds.com.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$12,235,909
Number of Holdings	23
Total Advisory Fee Paid	$61,030
Portfolio Turnover Rate	32.53%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 LDR Real Estate Value-Opportunity Fund Platform Class Shares (ticker: HLPPX )

This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$314	6.55%¹
[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Starwood Property Trust, Inc.	6.28%
Elme Communities	6.20%
Vertiv Holdings Co.	5.91%
Kite Realty Group Trust	5.77%
Equinix, Inc.	5.68%
CTO Realty Growth, Inc.	5.62%
UMH Properties, Inc.	5.45%
Healthpeak Properties, Inc.	5.38%
Vici Properties, Inc.	5.28%
Digital Realty Trust, Inc.	5.26%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrfunds.com.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$12,235,909
Number of Holdings	23
Total Advisory Fee Paid	$61,030
Portfolio Turnover Rate	32.53%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

LDR Real Estate Value-Opportunity Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

Six Months Ended June 30, 2025 (unaudited)

LDR Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Shares	Value
88.52%	COMMON STOCKS

34.83%	DIVERSIFIED/OTHER
	Alexandria Real Estate Equities, Inc. REIT	7,482	$543,418
	Americold Realty Trust, Inc.	35,732	594,223
	Crown Castle, Inc.	4,047	415,748
	Digital Realty Trust, Inc. REIT	3,689	643,103
	Equinix, Inc.	874	695,241
	Vertiv Holdings Co.	5,636	723,719
	Vici Properties, Inc.	19,830	646,458
			4,261,910

19.50%	HEALTHCARE
	Community Healthcare Trust, Inc.	37,558	624,589
	Diversified Healthcare Trust	128,667	460,628
	Global Medical REIT, Inc. REIT	92,569	641,503
	Healthpeak Properties, Inc.	37,629	658,884
			2,385,604

6.28%	MORTGAGE
	Starwood Property Trust, Inc. REIT	38,281	768,300

11.65%	RESIDENTIAL
	Elme Communities REIT	47,742	759,098
	UMH Properties, Inc.	39,697	666,512
			1,425,610

16.26%	RETAIL
	Brixmor Property Group, Inc. REIT	22,879	595,769
	CTO Realty Growth, Inc.	39,858	687,949
	Kite Realty Group Trust REIT	31,172	706,046
			1,989,764

88.52%	TOTAL COMMON STOCKS		10,831,188
	(Cost: $15,557,294)

9.93%	PREFERRED STOCKS

2.00%	DIVERSIFIED/OTHER
	New Residential Investment Corp. Series C 9.557%^ (ICE LIBOR USD 3 Month +4.993%)	9,984	244,608

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2025 (unaudited)

		Shares	Value
4.41%	MORTGAGE
	Annaly Capital Management, Inc. Series I 9.579%	12,448	$313,565
	Granite Point Mortgage Trust, Inc. Series A 7.000%	12,683	225,504
			539,069

2.62%	RESIDENTIAL
	AGNC Investment Corp. Series E 6.5000%	12,645	321,183

0.90%	RETAIL
	Seritage Growth Properties Series A 7.000%	4,885	110,222

9.93%	TOTAL PREFERRED STOCKS		1,215,082
	(Cost: $1,893,693)

0.53%	MONEY MARKET FUND
	Money Market Fiduciary 4.85%(A)	64,241	64,241
	(Cost: $64,241)

98.98%	TOTAL INVESTMENTS		12,110,511
	(Cost: $17,515,228)
1.02%	Other assets, net of liabilities		125,398
100.00%	NET ASSETS		$12,235,909

^Rate is determined periodically. Rate shown is the rate as of June 30, 2025.

(A)Effective 7 day yield as June 30, 2025.

REIT - Real Estate Investment Trust.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Assets and LiabilitiesJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

ASSETS
Investments at value(1) (Note 1)	$12,110,511
Cash at brokers	15,522
Receivable for capital stock sold	148
Dividends receivable	55,781
Prepaid expenses	120,565
TOTAL ASSETS	12,302,527

LIABILITIES
Payable for capital stock redeemed	19,670
Accrued investment advisory fees	7,842
Accrued 12b-1 fees	8,482
Accrued administration and transfer agent fees	14,839
Other accrued expenses	15,785
TOTAL LIABILITIES	66,618

NET ASSETS	$12,235,909

Net Assets Consist of:
Paid-in-capital	$15,017,001
Distributable earnings (accumulated deficits)	(2,781,092)
Net Assets	$12,235,909

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$6,953,960
Platform Class	5,281,949
Total	$12,235,909
Shares Outstanding
Institutional Class	691,735
Platform Class	529,960
Total	1,221,695
Net Asset Value and Offering Price Per Share
Institutional Class	$10.05
Platform Class	9.97

(1) Identified cost of	$17,515,228

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of OperationsSix Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME
Dividends	$340,478
Interest	7,146
Total investment income	347,624

EXPENSES
Investment advisory fees (Note 2)	61,030
12b-1 fees, Platform Class (Note 2)	6,800
Recordkeeping and administrative services (Note 2)	23,430
Accounting fees (Note 2)	18,606
Custodian fees	2,221
Transfer agent fees (Note 2)	17,182
Professional fees	24,552
Filing and registration fees	26,625
Trustee fees	9,945
Compliance fees (Note 2)	5,168
Shareholder reporting	15,711
Shareholder servicing (Note 2)
Institutional Class	4,873
Platform Class	6,800
Proxy expense	185,519
Other	18,472
Total expenses	426,934

Net investment income (loss)	(79,310)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	530,700
Net change in unrealized appreciation (depreciation) of investments	(1,423,924)

Net realized and unrealized gain (loss)	(893,224)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(972,534)

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(79,310)	$168,259
Net realized gain on investments	530,700	2,375,840
Net change in unrealized appreciation (depreciation)of investments	(1,423,924)	(1,133,004)

Increase (decrease) in net assets from operations	(972,534)	1,411,095

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(103,282)	(516,041)
Platform Class	(60,779)	(267,315)
Decrease in net assets from distributions	(164,061)	(783,356)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	25,274	104,233
Platform Class	71,617	129,514
Distributions reinvested
Institutional Class	95,603	472,718
Platform Class	60,529	262,179
Shares redeemed
Institutional Class	(1,365,239)	(8,783,769)
Platform Class	(369,077)	(886,217)
Increase (decrease) in net assets from capital stock transactions	(1,481,293)	(8,701,342)

NET ASSETS
Increase (decrease) during period	(2,617,888)	(8,073,603)
Beginning of period	14,853,797	22,927,400
End of period	$12,235,909	$14,853,797

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

7

FINANCIAL STATEMENTS | JUNE 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Institutional Class Shares
	Six Months Ended June 30, 2025 (unaudited)	Years Ended December 31,
		2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.89	$10.47		$10.03		$14.48		$12.10		$13.79
Investment activities
Net investment income (loss)(1)	(0.05)	0.12		0.24		0.10		0.11		0.12
Net realized and unrealized gain (loss) on investments	0.84	0.84		0.77		(3.17)		4.73		(0.71)
Total from investment activities	0.79	0.96		1.01		(3.07)		4.84		(0.59)
Distributions
Net investment income	(0.13)	(0.26)		(0.34)		(0.29)		(0.24)		(0.19)
Realized gains	—	(0.28)		(0.23)		(1.09)		(2.22)		(0.91)
Return of capital	—	—		—		—		—		—
Total distributions	(0.13)	(0.54)		(0.57)		(1.38)		(2.46)		(1.10)

Net asset value, end of period	$10.05	$10.89		$10.47		$10.03		$14.48		$12.10

Total Return(2)	(6.58%)	9.38%		10.48%		(21.25%)		40.50%		(3.79%)
Ratios/Supplemental Data
Ratios to average net assets(3)(4)
Expenses, gross(5)	6.13%	3.06	%(6)	2.19	%(6)	1.97	%(6)	1.72	%(6)	1.60	%(6)
Expenses, net of management fee waivers and reimbursements	6.13%	2.51	%(7)	1.04	%(7)	1.23	%(7)	1.14	%(7)	1.05	%(7)
Net investment income	(1.02%)	1.10%		2.41%		0.84%		0.74%		1.04%
Portfolio turnover rate(2)	32.53%	58.24%		20.10%		38.12%		55.36%		44.00%
Net assets, end of period (000’s)	$6,954	$8,884		$16,692		$22,194		$38,418		$39,195

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Effective May 1, 2024, the Advisor discontinued the expense limitation agreement. See Note 2.

(5)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.51%, 2.15% 1.74%, 1.58% and 1.55% for the years ended December 31, 2024 through December 31, 2020, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 1.52%, 1.00%, 1.00%, 1.00% and 1.00% for the years ended December 31, 2024 through December 31, 2020, respectively.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

9

FINANCIAL STATEMENTS | JUNE 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Platform Class Shares
	Six Months Ended June 30, 2025 (unaudited)	Years Ended December 31,
		2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.80	$10.38		$9.93		$14.34		$11.98		$13.65
Investment activities
Net investment income (loss)(1)	(0.07)	0.06		0.22		0.08		0.07		0.04
Net realized and unrealized gain (loss) on investments	0.85	0.85		0.77		(3.16)		4.69		(0.65)
Total from investment activities	0.78	0.91		0.99		(3.08)		4.76		(0.61)
Distributions
Net investment income	(0.11)	(0.21)		(0.31)		(0.24)		(0.18)		(0.16)
Realized gains	—	(0.28)		(0.23)		(1.09)		(2.22)		(0.90)
Return of capital	—			—		—		—		—
Total distributions	(0.11)	(0.49)		(0.54)		(1.33)		(2.40)		(1.06)

Net asset value, end of period	$9.97	$10.80		$10.38		$9.93		$14.34		$11.98

Total Return(2)	(6.68%)	8.93%		10.26%		(21.51%)		40.18%		(4.06%)
Ratios/Supplemental Data
Ratios to average net assets(3)(4)
Expenses, gross(5)	6.55%	3.55	%(6)	2.59	%(6)	2.41	%(6)	2.16	%(6)	2.07	%(6)
Expenses, net of management fee waivers and reimbursements	6.55%	3.05	%(7)	1.28	%(7)	1.49	%(7)	1.39	%(7)	1.31	%(7)
Net investment income	(1.39%)	0.61%		2.21%		0.64%		0.48%		0.33%
Portfolio turnover rate(2)	32.53%	58.24%		20.10%		38.12%		55.36%		44.00%
Net assets, end of period (000’s)	$5,282	$5,970		$6,235		$6,039		$8,750		$6,876

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Effective May 1, 2024, the Advisor discontinued the expense limitation agreement. See Note 2.

(5)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.91%, 2.56%, 2.17%, 2.02% and 2.01% for the years ended December 31, 2024 through December 31, 2020, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 1.87%, 1.25%, 1.25%, 1.25% and 1.25% for the years ended December 31, 2024 through December 31, 2020, respectively.

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements

June 30, 2025 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At June 30, 2025, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund is each deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of the Fund is used by LDR Capital Management, LLC (“LDR”) to make investment decisions, and the results of the Fund's operations, as shown in the Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund, management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continued

June 30, 2025 (unaudited)

Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continued

June 30, 2025 (unaudited)

observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,831,188	$—	$—	$10,831,188
Preferred Stocks	1,215,082	—	—	1,215,082
Money Market Fund	64,241	—	—	64,241
	$12,110,511	$—	$—	$12,110,511

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities during the six months ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continued

June 30, 2025 (unaudited)

prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2021-2023) and expected to be taken in the 2024 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2025, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continued

June 30, 2025 (unaudited)

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2	–	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned advisory fees for the six months ended June 30, 2025 as follows:

Fee	Management Fee Earned
0.90%	$61,030

LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

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June 30, 2025 (unaudited)

within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of June 30, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2025	2026	2027	Total
$217,169	$288,460	$96,006	$601,935

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may pay from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

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June 30, 2025 (unaudited)

For the six months ended June 30, 2025, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$4,873
Platform	Shareholder Servicing	6,800
Platform	12b-1	6,800

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2025, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$20,802	$14,687	$17,035

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended June 30, 2025, Watermark received $5,168 in fees from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2025, were as follows:

Purchases	Sales
$4,349,105	$6,184,281

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

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June 30, 2025 (unaudited)

NOTE 4	–	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2025 and December 31, 2024, were as follows:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$164,061	$414,152
Realized gains	—	369,204
	$164,061	$783,356

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income (loss)	$(243,371)
Undistributed capital gains (losses)	2,866,995
Net unrealized appreciation (depreciation)	(5,404,716)
$(2,781,092)

As of June 30, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$17,515,228	$653,342	$(6,058,058)	$(5,404,716)

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

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June 30, 2025 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were as follows:

	Six Months Ended June 30, 2025
	Institutional Shares	Platform Shares
Shares sold	2,475	7,092
Shares reinvested	9,108	5,722
Shares redeemed	(135,635)	(35,716)
Net increase (decrease)	(124,052)	(22,902)

	Year ended December 31, 2024
	Institutional Shares	Platform Shares
Shares sold	9,838	12,301
Shares reinvested	45,262	25,111
Shares redeemed	(833,336)	(85,190)
Net increase (decrease)	(778,236)	(47,778)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2025.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

FINANCIAL STATEMENTS | JUNE 30, 2025

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June 30, 2025 (unaudited)

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the six months ended June 30, 2025, no interest was incurred by the Fund.

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2025, there were no such advances made to the Fund under the custody agreement.

FINANCIAL STATEMENTS | JUNE 30, 2025

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June 30, 2025 (unaudited)

NOTE 9 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 10 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, 36.83% of the value of the net assets of the Fund were invested in securities within the Diversified/Other sector.

NOTE 11 – SUBSEQUENT EVENTS

On April 11, 2025, the Board of the Trust met to consider a number of proposals affecting the Fund. First, the Board considered a proposal to approve the reorganization of the Altegris/AACA Opportunistic Real Estate Fund (the “Target Fund”), a series of the Northern Lights Fund Trust (“NLFT”), into the Fund (the “Reorganization”). The board of trustees of NLFT approved the Reorganization, subject to shareholder approval, on May 20, 2025. If the Reorganization is approved by shareholders of the Target Fund, it is anticipated that the closing of the Reorganization would occur on or about September 30, 2025. LDR believes that the Reorganization will increase the net assets of the Fund significantly and would benefit shareholders for a number of reasons, including an anticipated lower expense ratio for the Fund as a result of the larger asset base. In conjunction with, and contingent on the approval of the Reorganization by shareholders of the

FINANCIAL STATEMENTS | JUNE 30, 2025

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June 30, 2025 (unaudited)

Target Fund, LDR has also proposed to the Board, and the Board has approved certain other measures related to the Fund. First, the Board has approved the appointment of American Asset Capital Advisers, LLC (“AACA”) as a sub-adviser to the Fund. AACA currently serves as the sub-adviser to the Target Fund. Upon closing of the Reorganization and if approved by shareholders of the LDR Fund, AACA would serve as a sub-adviser to the Fund and one of the current portfolio managers of the Target Fund will join the existing portfolio management team of the Fund. Second, the Board has approved the institution of an expense limitation agreement for the Fund. If the Reorganization is approved, LDR will put in place an expense limitation agreement that will limit the expenses of the Fund to 1.55%, exclusive of certain standard carve-outs, including Rule 12b-1 fees. Third, although not contingent on the approval of the Reorganization, the Board also approved a proposal by LDR to apply for an exemptive order, which is commonly known as a manager of managers order (“Order”). The Order, if granted by the Securities and Exchange Commission, would, among other things, permit the Board and LDR to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. On or about August 7, 2025, the Trust anticipates the commencement of mailing of a proxy statement to shareholders of record of the Fund as of June 24, 2025.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

This annual report pertains to renewal of the LDR Real Estate Value-Opportunity Fund’s Investment Advisory Agreement, however, the disclosure below also includes references a proposed approval of a Sub-Adviser Investment Advisory Agreement subject to the approval of the shareholders at a Shareholders Meeting to be held on September 10, 2025.

At a special meeting held on April 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between LDR Capital Management, LLC (“LDR”) and the Trust with respect to the LDR Real Estate Value-Opportunity Fund (the “Fund”) and the approval of a Sub-Advisory Agreement between LDR and American Assets Capital Advisers, LLC (“AACA” or the “Sub-Adviser”) (together, the “Advisory Agreements”). The Trust’s legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement and the approval of the Sub-Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by LDR and to be provided by AACA; (ii) the investment performance of the Fund and LDR and AACA; (iii) the costs of the services provided and profits realized by LDR and AACA from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) LDR and AACA’s practices regarding possible conflicts of interest and other benefits to LDR and AACA from managing the Fund. The Board reflected

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Supplemental Information (unaudited) - continued

on its discussions regarding the Advisory Agreements with a representative of LDR regarding the advisory services provided to the Fund by LDR and the services that would be provided by AACA to the Fund. The Board noted that the proposal to approve AACA as the sub-adviser to the Fund was being made in conjunction with, and contingent upon a proposed reorganization of another mutual fund advised by AACA into the Fund (the “Reorganization”). The Board noted that the appointment of AACA as the sub-adviser would be subject to Fund shareholder approval. The Board also noted that LDR would continue to serve as the investment adviser to the Fund, and the current portfolio managers who are associated with LDR would continue to serve as portfolio managers of the Fund. Contingent on the closing of the Reorganization and approval by shareholders of the Fund, a portfolio manager of AACA would join the Fund’s portfolio management team.

In assessing the factors noted above and reaching its decisions, the Board took into consideration information specifically prepared and/or presented by LDR and AACA in connection with the approval process, including information presented to the Board in LDR’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Fund and its shareholders; (ii) presentations by management of LDR addressing the investment strategy, personnel and operations utilized in managing the Fund; (iii) disclosure information contained in LDR and AACA’s Form ADV; and (iv) a memorandum from Trust counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision to renew the Advisory Agreement and approve the Sub-Advisory Agreement.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about LDR and AACA, including financial information, a description of its personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by LDR and AACA from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

FINANCIAL STATEMENTS | JUNE 30, 2025

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Supplemental Information (unaudited) - continued

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by LDR and AACA.

In this regard, the Board considered the responsibilities of LDR and AACA under the Advisory Agreements. The Board reviewed the services provided to the Fund by LDR, as well as those anticipated to be provided by AACA including, without limitation: the processes for formulating investment recommendations and how the portfolio manager of AACA would be integrated into LDR’s current processes that are utilized for the Fund, the existing processes for assuring compliance with the Fund’s investment objective and limitations, and the anticipated efforts to promote the Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of LDR and AACA; the education and experience of LDR’s and AACA’s personnel, as well as their specific skill set suited to continue implementing the Fund’s investment strategy; and the description of applicable compliance programs, policies and procedures. The Board considered that LDR and AACA each had extensive experience in managing real estate related portfolios, such as the Fund. After reviewing the foregoing and further information from LDR and AACA, the Board concluded that the quality, extent, and nature of the services to be provided by LDR and AACA were satisfactory and appropriate for the Fund.

(2) Investment Performance of the Fund, LDR and AACA.

The Board noted that the one-year, three-year and ten-year returns for the Fund for the periods ended March 31, 2025 trailed the median of its peer group and Morningstar category. The Board noted that the Fund outperformed the peer group and Morningstar category for the 5-year period ended March 31, 2025. The Board noted that the Fund outperformed its benchmark index for the three-year and five-year periods ending March 31, 2025, but trailed the benchmark index for the one-year and ten-year periods ending March 31, 2025. The Board also considered the investment performance of other accounts advised by LDR and AACA with an investment objective similar to the Fund. The Trustees considered the reasons for the differences in the Fund’s performance as compared to the other accounts. Based on these considerations, the Board concluded that the performance of the Fund as achieved by LDR was satisfactory and the performance of AACA, in light of the anticipated contributions of AACA to the Fund as sub-adviser, was also satisfactory.

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Supplemental Information (unaudited) - continued

(3)The costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund.

In considering the costs of the services provided and profits realized by LDR from the relationship with the Fund, the Trustees considered LDR and AACA’s staffing, personnel, and methods of operating; the financial condition of LDR and AACA and the level of commitment to the Fund by LDR; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered financial statements of LDR and AACA and they considered the financial stability and profitability of each firm. The Trustees considered the Fund’s advisory fee payable to LDR and the proposed sub-advisory fee to be paid to AACA by LDR. The Board considered that LDR had discontinued an expense limitation arrangement in 2024, but that it had proposed to put an expense limitation agreement back in place contingent on the closing of the Reorganization.

The Board considered the fees and expenses of the Fund (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that the Fund’s net expense ratio is higher than the median of its peer group and Morningstar category. The Trustees further noted that the Fund’s gross advisory fee is higher than its peer group and Morningstar category; however, the Trustees considered LDR’s representation that the advisory fee is appropriate given the differentiated, small capitalization focus of the Fund. The Trustees also compared the advisory fees charged to the Fund with the advisory fee charged to a separately managed account advised by LDR and AACA with an investment objective similar to that of the Fund. The Trustees noted the reasons for the differences in fees compared to the Fund, as reported by LDR and AACA.. The Trustees further considered LDR’s representation that the Fund was not profitable. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LDR and, in turn by LDR to AACA, by the Fund are fair and reasonable.

(4)The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Trustees considered the Fund’s current and proposed fee arrangements with LDR and AACA. The Trustees observed that the advisory fee is the same as asset levels increase, so no economies of scale accrued to benefit Fund shareholders under the present fee structure. The Trustees further noted that Fund shareholders no longer benefit from the expense limitation

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LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Supplemental Information (unaudited) - continued

agreement and therefore, as of May 1, 2024, shareholder expenses increased with the discontinuation of the expense limitation agreement. However, the Trustees considered the proposed expense limitation arrangement that would be put in place, contingent on the approval of the Reorganization, which they noted as very positive for the Fund. Following further discussion of the Fund’s asset levels, expectations for growth under LDR and AACA’s management, and levels of fees, as well as the other contractual fee structures that were in place for the Fund, the Trustees determined that the Fund’s advisory fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)Possible conflicts of interest and benefits derived by LDR and AACA.

In considering LDR’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest, including the potential use of soft dollars, and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund and the basis of decisions to buy or sell securities for the Fund and/or other clients of LDR and AACA. The Trustees considered the administration of the code of ethics of LDR and AACA. The Trustees also considered that no other applicable benefits were identified LDR or AACA to be derived from managing the Fund other than the management fee. Based on the foregoing, the Trustees determined that LDR and AACA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the continuation of the Advisory Agreement for a one-year period and the approval of the Sub-Advisory Agreement for an initial two-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.